Deposits	12 Months Ended
Dec. 31, 2011
Deposits, Federal Home Loan Bank Advances and Regulatory Capital Matters [Abstract]
DEPOSITS

NOTE 9 – DEPOSITS

Time deposits of $100 or more were $98,934 and $86,106 at year-end 2011 and 2010.

Scheduled maturities of time deposits for the next five years were as follows:

2012	$54,912
2013	32,315
2014	25,654
2015	20,393
2016	1,687

Total	$134,961

Time deposits included $53,925 and $68,013 in brokered deposits at year-end 2011 and 2010. See Note 2 – Going Concern Considerations and Management’s Plans for a description of regulatory restrictions on accepting or renewing brokered deposits.